Note 14 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2022	98,626	$52.00	1.36	$16,900
Awarded	24,500	$8.00
Forfeited/Cancelled	(19,101)	$70.00
Outstanding at June 30, 2023	104,025	$39.00	5.72	—
Vested at June 30, 2023	79,409	$48.00	4.85	—
Vested and expected to vest at June 30, 2023	104,325	$39.00	5.72	—

	Option	Weighted Average	Average Remaining	Weighted Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2021	124,495	$58.00	1.83	$140,151
Awarded	6,625	$6.00
Forfeited/Cancelled	(32,494)	$70.00
Outstanding at September 30, 2022	98,626	$52.00	1.46	$16,900
Vested at September 30, 2022	82,522	$58.00	1.52	$—
Vested and expected to vest at September 30, 2022	98,626	$52.00	1.46	$16,900

Nonvested Restricted Stock Shares Activity [Table Text Block]
	Three months Ended
	June 30, 2023	June 30, 2022
Non Vested at March 31, 2023 and 2022	—	1,250
Vested	—	(375)
Non Vested at June 30, 2023 and 2022	—	875
	Nine months Ended
	June 30, 2023	June 30, 2022
Non Vested at September 30, 2022 and 2021	250	2,250
Vested	(250)	(1,375)
Non Vested at June 30, 2023 and 2022	—	875

	2022	2021
Non Vested at September 30, 2021 and 2020	2,250
Awarded	—	5,000
Vested	(2,000)	(2,750)
Forfeited	—	—
Non Vested at September 30, 2022 and 2021	250	2,250

Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	Three months Ended
	June 30, 2023	June 30, 2022
Non Vested at March 31, 2023 and 2022	$—	$20.00
Vested	—	(20.00)
Non Vested at June 30, 2023 and 2022	$—	$20.00
	Nine months Ended
	June 30, 2023	June 30, 2022
Non Vested at September 30, 2022 and 2021	$18.00	$20.00
Vested	(18.00)	(20.00)
Non Vested at June 30, 2023 and 2022	$—	$20.00

	2022	2021
Non Vested at September 30, 2021 and 2020	$20.00	$—
Awarded		26.00
Vested	(20.00)	(32.00)
Forfeited		—
Non Vested at September 30, 2022 and 2021	$18.00	$20.00